Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 16, 2019
Advances from related party			$ 5,000
Due to related party						$ 292,854
Asset Purchase Agreement [Member] | DMBGroup, LLC [Member]
Due to related party						17,210	$ 97,689
Notes payable						$ 1,020,479	$ 940,000
Data443 Risk Mitigation, Inc [Member]
Ownership percentage	100.00%
Mr. Remillard [Member]
Purchase consideration, common stock shares issuable		$ 1,600,000
Advances from related party				$ 287,000	$ 106,329
Due to related party				$ 181,000	$ 106,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Ownership percentage		100.00%
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member]
Purchase consideration, common stock shares issuable	$ 133,333
Purchase consideration, description	One hundred thirty three thousand three hundred thirty three (133,333) shares of our common stock; and (b) on the eighteen (18) month anniversary of the closing of the Share Exchange (the "Earn Out Date"), an additional 133,333 shares of our common stock (the "Earn Out Shares") provided that Data 443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions).